Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 223,199	$ 7,289	$ 216,739	$ 210,478
Taiwan,ROC[Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	215,265		209,727	204,473
Overseas [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 7,934		$ 7,012	$ 6,005